Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipments [Abstract]
Land	$ 23,579	$ 23,620
Buildings	239,666	227,173
Other property, plant and equipment	35,418	32,645
Transport equipment	2,880	2,686
Suppliers and accessories	4,183	4,579
Office equipment	459	420
Network and communication equipment	1,272	663
Mining assets	47,052	23,174
IT equipment	4,083	4,359
Energy generating assets	4,878	5,998
Construction in progress	486,345	375,316
Machinery, plant and equipment	887,504	869,273
Total	1,737,319	1,569,906	$ 1,454,823
Description of classes of property, plant and equipment [Abstract]
Pumps	28,184	32,525
Conveyor belt	20,117	21,911
Crystallizer	22,145	24,102
Plant equipment	173,335	170,263
Water tanks	15,367	14,159
Filter	35,553	27,080
Facilities or electrical equipment	93,937	92,090
Other machinery, plant and equipment	49,930	53,409
Site Closure	36,828	12,056
Piping	102,578	96,402
Pond	41,906	41,319
Well	226,347	238,670
Parts	41,277	45,287
Total	887,504	869,273
Gross carrying amount [member]
Property, plant and equipments [Abstract]
Land	23,579	23,620
Buildings	705,089	666,027
Other property, plant and equipment	234,238	257,247
Transport equipment	13,030	12,143
Suppliers and accessories	26,101	25,531
Office equipment	11,607	11,441
Network and communication equipment	8,951	8,009
Mining assets	194,562	161,619
IT equipment	29,629	28,693
Energy generating assets	38,540	38,495
Construction in progress	486,345	375,316
Machinery, plant and equipment	3,304,061	3,142,461
Total	5,075,732	4,750,602	4,450,037
Description of classes of property, plant and equipment [Abstract]
Total	3,304,061	3,142,461
Accumulated depreciation and amortisation [member]
Property, plant and equipments [Abstract]
Buildings	(465,423)	(438,854)
Other property, plant and equipment	(198,820)	(224,602)
Transport equipment	(10,150)	(9,457)
Suppliers and accessories	(21,918)	(20,952)
Office equipment	(11,148)	(11,021)
Network and communication equipment	(7,679)	(7,346)
Mining assets	(147,510)	(138,445)
IT equipment	(25,546)	(24,334)
Energy generating assets	(33,662)	(32,497)
Machinery, plant and equipment	(2,416,557)	(2,273,188)
Total	(3,338,413)	(3,180,696)	$ (2,995,214)
Description of classes of property, plant and equipment [Abstract]
Total	$ (2,416,557)	$ (2,273,188)